Intangible Liabilities/ Assets - Charter Agreements - Aggregate Amortization of Intangible Liabilities (Table) (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Intangible Liabilitiesassets Charter Agreements
December 31, 2022	$ 41,158
December 31, 2023	8,556
December 31, 2024	5,113
December 31, 2025	549
Below Market Lease, Net, Total	$ 55,376